Information About the Plan's Funded Status and Pension Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Change in benefit obligation
Beginning of year	$ (3,968)	$ (3,897)
Service cost	(312)	(341)
Interest cost	(198)	(191)
Actuarial gain	23	187
Benefits paid	529	274
End of year	(3,926)	(3,968)
Change in fair value of plan assets
Beginning of year	4,458	4,485
Actual return on plan assets	382	(51)
Employer contribution	314	298
Benefits paid	(529)	(274)
End of year	4,625	4,458
Funded status at end of year	$ 699	$ 490